UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders

December 31, 2019

SEMI ANNUAL REPORT

TO SHAREHOLDERS

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless a request is made specifically to Dupree Mutual Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Dupree Mutual Funds website (www.dupree-funds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at www.dupree-funds.com (for accounts held directly with Dupree).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with Dupree, you may inform Dupree Mutual Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 866-0614. Your election to receive reports in paper will apply to all funds held with Dupree Mutual Funds or through your financial intermediary.

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. (the “Adviser”) began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, the Adviser began what is now Dupree Mutual Funds (the “Trust”) with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2019

The investment objective for our tax-exempt municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors that may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by a number of factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2019 (the “Reporting Period”), the economy continued to grow at a moderate pace. Real gross domestic product (“GDP”) increased at an annual rate of 2.1 percent in the third quarter which was up slightly from the 2.0 percent growth rate recorded in the second quarter. Real GDP increased at an annual rate of 2.1 percent (advance estimate) during the fourth quarter of 2019.

Labor market conditions remained strong during the Reporting Period. The seasonally adjusted national unemployment rate was 3.5 percent in December, which was close to a 50-year low. Wage growth picked up some, but then declined towards the end of the Reporting Period with average hourly earnings increasing at a 2.9 percent annual rate in December. December marked the first reading below 3.0 percent for wage growth since July 2018. The labor participation rate, a measure of the proportion of the working-age population that is employed or looking for a job, has remained relatively stable and stood at 63.2 percent in December.

Key measures of inflation continued to run at or below the Federal Reserve’s (the “Fed”) 2.0 percent inflation target during the Reporting Period. The Consumer Price Index (“CPI”) increased at an annual rate of 2.3 percent in December. The core CPI, which excludes food and energy costs also increased at an annual rate of 2.3 percent in December. The Fed’s preferred inflation gauge, the core PCE, increased at an annual rate of 1.6 percent in December. Near-term and long-term inflation expectations have continued to be well anchored.

The Fed surprised the market and cut the fed funds target rate range by 0.25 percent at the end of July. The July interest rate cut was followed by two additional one-quarter point cuts to the fed funds rate in September and October leaving the fed funds target rate range at 1.50-1.75 percent at the end of the Reporting Period. Minutes from the Fed’s December meeting made clear that the Fed intends to keep the fed funds rate on hold for the foreseeable future.

Demand for safe-haven assets and tax-exempt income pushed bond yields lower and bond prices higher during the Reporting Period. Yields on benchmark 10-year AAA-rated municipal securities declined by approximately 0.19 percent during the Reporting Period, whereas yields on 30-year benchmark AAA-rated municipal securities declined by approximately 0.23 percent. Credit conditions in the municipal bond market remained relatively stable, and default rates of investment grade municipal bonds remained at very low levels.

The $10,000 cap on the State and Local Tax (“SALT”) deduction that was enacted as part of the Tax Cuts and Jobs Act of 2017 (“TCJA”) increased the tax burden for individuals that itemize deductions and has led to a surge in demand for municipal bonds. The increased demand has been reflected in large municipal bond mutual fund inflows which set records in 2019. At the same time that demand for municipal bonds increased, the net supply of tax-exempt bonds has continued to decline from peak levels seen in 2016 and 2017. Issuers have continued to be very efficient at calling higher-coupon tax-exempt bonds. That, combined with the elimination of tax-exempt advance refundings under the TCJA, has significantly reduced the net supply of tax-exempt bonds. Tax reform, favorable supply-and-demand technical factors, benign inflation, declining default rates, improving credit quality, and a favorable interest rate environment all contributed to the strong performance of the municipal bond market during the second half of 2019.

i

State and local government revenues have continued to show signs of improvement. According to data compiled by the National Association of State Budget Officer (“NASBO”), for a second consecutive year most states saw general fund revenue collections exceed original budget projections in fiscal 2019, ending the year with budget surpluses. State general fund spending grew 5.8 percent in fiscal 2019, the fastest annual growth rate since fiscal 2007. General fund spending is forecasted to grow 4.8 percent in fiscal 2020, totaling $913.2 billion according to enacted budgets.

State budgets are benefiting from a healthy economy and increased revenues generated by a number of new taxes imposed on out-of-state online retailers, sports betting, and marijuana. States collected $276.3 billion in total taxes in the first five months of FY 2020, which was up 6 percent over the same period last year according to data from the Urban-Brookings Tax Policy Center. Increased state general fund revenues have allowed many states to strengthen their rainy day reserve funds.

Unfunded pension and healthcare obligations and rising Medicaid expenditures still present significant budgetary challenges for a number of states. The Commonwealth of Kentucky’s unfunded pension obligations are among the worst in the country.

A discussion of the performance of each of our funds for the six month period ended December 31, 2019 follows:

During the Reporting Period, municipal bonds provided positive total returns with the Bloomberg Barclays Municipal Bond Index (“Muni Index”) returning 2.32 percent. Taxable municipal bonds also provided positive total returns with the Bloomberg Barclays Taxable Municipal Bond Index (“Taxable Muni Index”) returning 2.40 percent. The Bloomberg Barclays U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”) provided a positive total return of 1.19 percent.

Longer-dated bonds outperformed shorter-dated bonds during the Reporting Period. Additionally, lower-rated bonds generally outperformed higher-rated bonds. Pre-refunded bonds, which typically carry AAA-ratings and have short average durations, provided some of the lowest returns during the Reporting Period. The Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series held substantially more pre-refunded bonds than the Muni Index.

The Kentucky Tax-Free Income Series provided a total return of 2.00 percent during the Reporting Period and slightly underperformed the Muni Index. The Kentucky Tax-Free Short-to-Medium Series provided a total return of 1.23 percent. The Kentucky Tax-Free Income Series and the Kentucky Tax-Free Short-to-Medium Series both had shorter durations (4.58 years and 3.40 years, respectively) than the Muni Index (5.34 years), which led to their underperformance during the Reporting Period.

The Tennessee Tax-Free Income Series provided a total return of 1.76 percent during the Reporting Period. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 1.18 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series had shorter durations (4.28 years and 3.82 years, respectively) than the Muni Index (5.34 years), which led to their underperformance during the Reporting Period.

The North Carolina Tax-Free Income Series provided a total return of 1.78 percent during the Reporting Period. The North Carolina Tax-Free Short-to-Medium Series provided a total return of 1.32 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series had shorter durations (5.01 years and 4.26 years, respectively) than the Muni Index (5.34 years), which led to their underperformance during the Reporting Period.

The Alabama Tax-Free Income Series provided a total a total return of 2.23 percent during the Reporting Period. The Alabama Tax-Free Income Series had a shorter duration (4.39 years) than the Muni Index (5.34 years) and held substantially more pre-refunded bonds than the Muni Index (16.41 percent v. 5.59 percent, respectively), which led to its underperformance during the Reporting Period.

The Mississippi Tax-Free Income Series provided a total return of 1.59 percent during the Reporting Period. The Mississippi Tax-Free Income Series had a shorter duration (4.29 years) than the Muni Index (5.34 years) and held substantially more pre-refunded bonds than the Muni Index (31.56 percent v. 5.59 percent, respectively), which led to its underperformance during the Reporting Period.

The Intermediate Government Bond Series provided a total return of 0.99 percent during the Reporting Period compared to 1.19 percent for the Intermediate Government Bond Index. The Intermediate Government Bond Series had a shorter duration (3.04 years) than the Intermediate Government Bond Index (3.77 years), which led to its slight underperformance during the Reporting Period.

The Taxable Municipal Bond Series provided a total return of 1.65 percent during the Reporting Period compared with the Taxable Muni Index which provided a total return of 2.40%. The Taxable Municipal Bond Series had a significantly shorter duration (4.96 years) than the Taxable Municipal Bond Index (9.48 years), which led to its underperformance during the Reporting Period.

It should be noted that none of the Bloomberg Barclays indices take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2019. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2019.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	1.08%
Aa/AA	90.33%
A	3.93%
Not Rated	4.66%

100.00%

COMPOSITION
% of Net Assets
School Improvement	22.05%
Public Facilities	16.97%
Prerefunded	16.41%
Municipal Utility Revenue	16.10%
University Consolidated Education and Building Revenue	12.72%
Refunding	5.85%
Miscellaneous Public Improvement	4.79%
Hospital and Healthcare Revenue	2.35%
Turnpikes/Toll Road/Highway Revenue	1.06%
Other Assets Less Liabilities	1.70%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.47%
Aa/AA	45.83%
A	52.17%
Baa/BBB	0.02%
Not Rated	1.51%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	27.42%
School Improvement	15.09%
University Consolidated Education and Building Revenue	12.99%
Municipal Utility Revenue	10.51%
Turnpikes/Toll Road/Highway Revenue	7.64%
Public Facilities	6.40%
Prerefunded	5.99%
Refunding	5.78%
Hospital and Healthcare Revenue	5.25%
Airport Revenue	1.26%
Ad Valorem Property	0.13%
State and Local Mortgage/Housing Revenue	0.12%
Other liabilities in excess of assets	1.42%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	0.38%
Aa/AA	25.69%
A	73.93%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	23.01%
School Improvement	21.03%
Public Facilities	16.21%
Turnpikes/Toll Road/Highway Revenue	9.89%
Hospital and Healthcare Revenue	6.91%
University Consolidated Education and Building Revenue	6.88%
Municipal Utility Revenue	5.16%
Prerefunded	3.91%
Refunding	3.82%
Airport Revenue	1.18%
Other Assets Less Liabilities	2.00%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	86.33%
A	13.67%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	31.56%
University Consolidated Education and Building Revenue	21.84%
Municipal Utility Revenue	11.93%
Public Facilities	8.86%
Turnpikes/Toll Road/Highway Revenue	8.14%
School Improvements	5.76%
Refunding	4.73%
Miscellaneous Public Improvement	3.91%
Hospital and Healthcare Revenue	1.91%
Other Assets Less Liabilities	1.36%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2019.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.97%
Aa/AA	78.27%
A	18.56%
Not Rated	0.20%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	20.96%
School Improvement	15.61%
Public Facilities	12.31%
Refunding	9.75%
Municipal Utility Revenue	8.92%
Prerefunded	7.98%
Hospital and Healthcare Revenue	7.89%
Turnpikes/Toll Road/Highway Revenue	4.74%
Airport Revenue	4.67%
Miscellaneous Public Improvement	3.92%
Lease Revenue	1.10%
Escrowed to Maturity	0.64%
Other Assets Less Liabilities	1.51%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	4.29%
Aa/AA	65.43%
A	29.69%
Not Rated	0.59%

100.00%

COMPOSITION
% of Net Assets
Refunding	22.66%
University Consolidated Education and Building Revenue	22.09%
Municipal Utility Revenue	13.31%
School Improvement	11.70%
Public Facilities	8.54%
Hospital and Healthcare Revenue	5.27%
Turnpikes/Toll Road/Highway Revenue	5.04%
Escrowed to Maturity	3.10%
Prerefunded	2.47%
Ad Valorem Property	1.75%
Lease Revenue	1.63%
Miscellaneous Public Improvement	0.86%
Other Assets Less Liabilities	1.58%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	2.74%
Aa/AA	80.54%
A	15.43%
Not Rated	1.29%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	33.53%
School Improvement	10.83%
Public Facilities	10.70%
University Consolidated Education and Building Revenue	9.82%
Hospital and Healthcare Revenue	8.34%
Miscellaneous Public Improvement	7.99%
Prerefunded	7.53%
Refunding	6.34%
Airport Revenue	2.55%
Industrial Revenue	0.88%
State and Local Mortgage/Housing Revenue	0.41%
Other Assets Less Liabilities	1.08%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	79.72%
A	17.83%
Not Rated	2.45%

100.00%

COMPOSITION
% of Net Assets
Refunding	26.37%
Public Facilities	22.15%
Municipal Utility Revenue	19.72%
School Improvement	12.42%
University Consolidated Education and Building Revenue	9.44%
Prerefunded	3.98%
Miscellaneous Public Improvement	2.21%
Airport Revenue	1.61%
Other Assets Less Liabilities	2.10%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2019.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit Bank	67.65%
Federal Home Loan Bank	31.09%
Other Assets Less Liabilities	1.26%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Net Assets at Fair Value
Aa/AA	93.60%
A	6.40%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	31.11%
Public Facilities	17.44%
Municipal Utility Revenue	12.86%
School Improvement	12.10%
University Consolidated Education and Building Revenue	6.30%
Miscellaneous Public Improvements	6.08%
Hospital and Healthcare Revenue	4.18%
Turnpikes/Toll Road/Highway Revenue	3.50%
Marina/Port Authority Revenue	2.39%
Airport Revenue	1.03%
Other Assets Less Liabilities	3.01%

100.00%

*	Ratings by Moody’s Investors Service unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.05% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$682,672
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	348,009
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	258,406
Etowah County AL Board of Education Capital Outlay Tax	5.000	09/01/2037	A+*	200,000	216,204
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	506,390
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	351,566
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	291,427
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2040	Aa3	400,000	451,208
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	775,150
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A2	250,000	275,963
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	405,000	438,846
Shelby County AL Board of Education Capital Outlay Warrants**	5.000	02/01/2031	Aa2	615,000	639,391
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	30,000	30,903
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	296,940
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	296,038

					5,859,113
PUBLIC FACILITIES REVENUE BONDS
16.97% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2	400,000	415,600
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,647
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	202,717
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	254,368
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	480,790
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	299,658
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	278,063
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	543,065
Lowndes County AL Warrants	5.250	02/01/2037	A2	250,000	258,388
Montgomery AL Warrants	5.000	02/01/2030	A1	300,000	300,864
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	427,242
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	133,726
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	861,839

					4,506,967
PREREFUNDED BONDS
16.41% of Net Assets
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2	150,000	158,199
Birmingham AL Waterworks	5.000	01/01/2026	Aa2	80,000	83,127
Birmingham AL Waterworks**	5.000	01/01/2038	Aa2	550,000	613,993
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	177,662
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2	215,000	222,871
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	AA-*	300,000	345,810
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	287,275
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	155,000	170,145
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	NR	490,000	538,402
Opelika AL Warrants	5.000	11/01/2031	Aa2	150,000	160,559
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3	70,000	71,207
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	65,000	65,869
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2	195,000	202,377
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	507,521
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1	350,000	402,829
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	350,511

					4,358,357
MUNICIPAL UTILITY REVENUE BONDS
16.10% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	292,615
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	265,153
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	277,505

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Birmingham AL Waterworks	4.000%	01/01/2038	Aa2	$205,000	$226,158
Birmingham AL Waterworks Board	4.000	01/01/2041	Aa2	225,000	246,247
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3	150,000	152,912
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1	400,000	407,964
Gadsden AL Waterworks & Sewer Board	4.000	06/01/2034	A1	120,000	133,675
Jasper AL Waterworks & Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	461,291
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	340,248
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	447,476
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	273,998
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	409,478
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	A2	10,000	10,114
West Morgan East Lawrence AL Water & Sewer	4.750	08/15/2030	AA*	75,000	76,456
West Morgan East Lawrence AL Water & Sewer	4.850	08/15/2035	AA*	250,000	254,943

					4,276,233
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.72% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	390,256
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	423,609
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	291,750
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	337,506
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	239,928
University of AL Birmingham	5.000	10/01/2037	Aa2	225,000	251,858
University of AL General Fee Revenue University of AL Huntsville	5.000	09/01/2037	Aa3	250,000	303,723
University of AL Huntsville	5.000	09/01/2038	Aa3	500,000	613,000
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	527,390

					3,379,020
REFUNDING BONDS
5.85% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3	115,000	123,570
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	602,470
Northport AL Warrants**	5.000	08/01/2040	AA-*	735,000	828,352

					1,554,392
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.79% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	279,105
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	304,154
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	282,078
Madison AL Warrants	5.000	04/01/2035	Aa2	350,000	406,238

					1,271,575
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.35% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	624,822

TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.06% of Net Assets
AL Federal Aid Highway Finance Authority	4.000	06/01/2037	Aa1	250,000	281,020

Total Investments 98.30% of Net Assets (cost $24,671,959) (See (a) below for further explanation)					$26,111,499

Other assets in excess of liabilities 1.70%					450,866

Net Assets 100%					$26,562,365

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2019

(a)	Cost for federal income tax purposes is $24,671,959 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,440,466
Unrealized depreciation	(926)

Net unrealized appreciation	$1,439,540

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,111,499
Level 3	Significant Unobservable Inputs	—

$26,111,499

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $24,671,959)		$26,111,499
Cash		267,647
Interest receivable		317,798

Total assets		26,696,944
LIABILITIES:
Payable for:
Distributions to shareholders	99,415
Fund shares redeemed	7,591
Investment advisory fee	5,706
Transfer agent fee	7,114
Professional fees	7,092
Custodian expense	3,487
Accrued expenses	4,174

Total liabilities		134,579

NET ASSETS:
Capital		25,210,698
Total distributable earnings		1,351,667

Net assets at value		$26,562,365

NET ASSET VALUE, offering price and redemption price per share (2,118,466 shares outstanding; unlimited number of shares authorized no par value)		$12.54

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$437,626

Expenses:
Investment advisory fee	65,665
Transfer agent fee	18,776
Professional fees	7,258
Custodian expense	5,195
Pricing fees	3,025
Registration fees	2,544
Trustees fees	1,519
Other expenses	3,281

Total expenses	107,263
Fees waived by Adviser (Note 2)	(14,851)
Custodian expense reduction	(321)

Net expenses	92,091

Net investment income	345,535

Realized and unrealized gain on investments:
Net realized gain	1,777
Net change in unrealized appreciation/depreciation	221,276

Net realized and unrealized gain on investments	223,053

Net increase in net assets resulting from operations	$568,588

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$345,535	$707,873
Net realized gain/(loss) on investments	1,777	(25,778)
Net change in unrealized appreciation/depreciation	221,276	759,933

Net increase in net assets resulting from operations	568,588	1,442,028
Total distributions	(345,535)	(707,873)
Net fund share transactions (Note 4)	185,551	164,601

Total increase	408,604	898,756
Net assets:
Beginning of year	26,153,761	25,255,005

End of period	$26,562,365	$26,153,761

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.43		$12.08	$12.29	$12.77	$12.36	$12.32

Income from investment operations:
Net investment income	0.17		0.34	0.36	0.37	0.39	0.41
Net gains/(losses) on investments	0.11		0.35	(0.21)	(0.48)	0.41	0.04

Total from investment operations	0.28		0.69	0.15	(0.11)	0.80	0.45
Less distributions:
Distributions from net investment income	(0.17)		(0.34)	(0.36)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$12.54		$12.43	$12.08	$12.29	$12.77	$12.36

Total return	2.23%	(b)	5.80%	1.24%	(0.82)%	6.61%	3.64%
Net assets, end of period (in thousands)	$26,562		$26,154	$25,255	$26,555	$29,378	$25,511
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of gross expenses to average net assets	0.82%	(c)	0.84%	0.82%	0.78%	0.78%	0.79%
Ratio of net investment income to average net assets	2.65%	(c)	2.79%	2.96%	3.00%	3.14%	3.26%
Portfolio turnover	2.13%	(b)	16.54%	13.83%	6.95%	5.37%	9.65%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.42% of Net Assets
KY Association of Counties	5.000%	02/01/2030	AA-*	$100,000	$102,053
KY Association of Counties	5.000	02/01/2032	AA-*	165,000	168,379
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	465,549
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	481,332
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	769,060
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	507,808
KY Association of Counties	5.000	02/01/2035	AA-*	120,000	122,450
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	825,743
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,498,275
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,103,760
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	278,388
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,165,075
KY Association of Counties	4.000	02/01/2028	AA-*	345,000	397,651
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,492,750
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,561,037
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,304,183
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,402,083
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,514,181
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,275,468
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,624,609
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	8,014,769
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,492,326
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,987,777
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,421,284
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,121,065
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,112,606
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,811,600
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,597,499
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,175,810
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	6,059,130
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,622,603
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,888,968
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,747,886
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,149,740
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,180,193
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,481,985
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,989,075
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,619,621
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	9,132,235
KY State Property & Building #115	5.000	04/01/2030	A1	2,500,000	2,992,575
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,403,682
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,511,602
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	17,010,744
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,867,400
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	6,038,804
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,387,922
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,219,672
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,893,538
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,979,131
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,215,322
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,504,286
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	876,931
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	12,011,400
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,977,900
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,219,160
KY State Property & Building #122	4.000	11/01/2035	A1	1,000,000	1,105,670

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #122	4.000%	11/01/2037	A1	$675,000	$751,390
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,848,071
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	10,547,894
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	962,508
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	404,409
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,958,358
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	3,720,000	4,062,685

					268,417,060
SCHOOL IMPROVEMENT BONDS
15.09% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,084,009
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,432,424
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,525,358
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,622,453
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	2,002,801
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,276,993
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,353,780
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,573,709
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,544,469
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,115,341
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,886,063
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,965,194
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,400,092
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,059,139
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,918,611
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,195,500
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	709,378
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,132,726
Jefferson County KY School District Finance Corporation	4.000	05/01/2030	Aa3	2,000,000	2,183,460
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,186,909
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,825,880
Jefferson County KY School District Finance Corporation	4.000	06/01/2032	Aa3	4,120,000	4,603,317
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,855,885
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,804,616
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,327,622
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,101,110
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,890,530
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,388,336
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,370,036
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,356,011
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,401,459
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,447,589
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,425,935
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,462,731
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,615,136
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,091,568
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,717,700
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,548,683
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,900,782
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,585,238
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,469,764
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,647,540
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,655,969
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,852,514
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,284,910

					147,799,270

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.99% of Net Assets
Boyle County Centre College	5.000%	06/01/2037	A3	$2,865,000	$3,368,266
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,577,108
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,365,173
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,581,682
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,613,449
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,917,237
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,304,473
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,465,760
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,640,484
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,286,153
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	5,017,992
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,274,442
Murray State University	5.000	03/01/2032	A1	2,220,000	2,565,388
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	1,009,104
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,159,373
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	5,213,841
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	4,151,979
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,459,534
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,475,761
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	17,909,158
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,163,157
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,394,582
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,976,539
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,208,237
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,360,984
University of Louisville General Receipts	5.000	09/01/2030	Baa1	440,000	464,574
University of Louisville General Receipts	5.000	09/01/2031	Baa1	2,580,000	2,724,091
Western KY University	5.000	05/01/2032	A1	1,500,000	1,613,445
Western KY University	4.000	09/01/2034	A1	575,000	634,708
Western KY University	4.000	09/01/2035	A1	595,000	655,238
Western KY University	4.000	09/01/2036	A1	620,000	681,163

					127,233,075
MUNICIPAL UTILITY REVENUE BONDS
10.51% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa2	6,100,000	6,865,001
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	779,908
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	812,131
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	855,494
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	892,976
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	934,524
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	65,000	65,146
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,184,766
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	960,362
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	526,554
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	458,387
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	466,111
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,546,660
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,746,774
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,092,390
Louisville & Jefferson County Metropolitan Sewer**	5.000	05/15/2034	Aa3	27,730,000	29,493,350
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,532,165

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2034	Aa3	$4,595,000	$5,416,402
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,545,830
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,678,685
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,165,338
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	11,312,100
Northern KY Water District	5.000	02/01/2026	Aa2	1,000,000	1,078,590
Northern KY Water District	5.000	02/01/2027	Aa2	4,315,000	4,648,550
Northern KY Water District	5.000	02/01/2033	Aa2	3,580,000	3,723,164
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	272,291
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	303,383
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	335,653
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	218,752
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	354,601
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	446,244
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,308,790
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,391,382
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,152,352
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,334,568

					102,899,374
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
7.64% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,609,046
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,585,610
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,858,354
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,527,438
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,435,285
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,842,885
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,773,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,940,719
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,586,961
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2031	Aa3	9,350,000	10,111,651
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,527,688
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,129,349
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,468,182
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,556,550
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,798,188
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	478,880
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	596,690

					74,827,196
PUBLIC FACILITIES REVENUE BONDS
6.40% of Net Assets
Bracken County KY Public Property	5.000	08/01/2030	A1	1,110,000	1,177,577
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,756,266
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,549,648
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,423,800
KY Bond Development	5.000	09/01/2037	A2	3,725,000	4,494,809
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,352,610
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,720,665
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,541,957
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,886,672
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,963,400
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,568,275
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,461,395
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,603,267
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,661,304
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,726,874
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,792,157
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,850,218

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Laurel County KY Judicial Center	5.000%	03/01/2025	A1	$500,000	$578,055
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	A2	2,325,000	2,552,222
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,173,060
Nicholasville KY General Obligation	3.500	05/01/2030	AA*	1,480,000	1,628,577
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	828,240
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,035,090
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,275,316
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,077,422
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,125,819
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,392,707
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,198,940
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,253,249
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,545,688
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,494,423

					62,689,702
PREREFUNDED BONDS
5.99% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	890,593
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	473,036
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	494,059
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,507,975
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,006,380
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	536,744
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	853,679
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	894,574
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,120,120
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,812,703
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,240,240
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,650,150
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,579,398
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,406,306
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,402,836
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,369,238
Louisville & Jefferson County Catholic Health Initiatives**	5.000	12/01/2035	NR	11,290,000	12,320,100
Owensboro KY Public Property	4.500	04/01/2034	A1	1,165,000	1,214,022
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	2,882,380

					58,654,533
REFUNDING BONDS
5.78% of Net Assets
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,013,240
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	24,940,545
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	328,014
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,676,700
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	445,950
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,414,382
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,168,739
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,647,027

					56,634,597
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.25% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	2,003,851
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,518,200
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,307,004
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,368,082
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,572,615
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,050,040
Lexington Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,495,069
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,264,780

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Norton Healthcare	5.000%	10/01/2033	A*	$6,810,000	$8,032,531
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	4,196,539
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	7,617,377
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,875,824
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,119,228

					51,421,140
AIRPORT REVENUE BONDS
1.26% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	286,507
Kenton County Airport	5.000	01/01/2034	A1	275,000	343,156
Kenton County Airport	5.000	01/01/2035	A1	300,000	372,954
Kenton County Airport	5.000	01/01/2036	A1	325,000	403,127
Kenton County Airport	5.000	01/01/2037	A1	250,000	309,173
Kenton County Airport	5.000	01/01/2038	A1	500,000	616,960
Kenton County Airport	5.000	01/01/2039	A1	500,000	614,660
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	3,039,125
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,281,606
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,565,664
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,664,202
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,882,729

					12,379,863
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,319,842

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.12% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2	200,000	200,348
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	942,882

					1,143,230

Total Investments 98.58% of Net Assets (cost $912,613,369) (See (a) below for further explanation)					$965,418,882

Other assets in excess of liabilities 1.42%					13,924,340

Net Assets 100%					$979,343,222

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $912,613,369 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$53,002,398
Unrealized depreciation	(196,885)

Net unrealized appreciation	$52,805,513

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	965,418,882
Level 3	Significant Unobservable Inputs	—

$965,418,882

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $912,613,369)		$965,418,882
Cash		7,085,001
Receivable for fund shares sold		95,194
Interest receivable		11,383,626

Total assets		983,982,703
LIABILITIES:
Payable for:
Distributions to shareholders	2,860,373
Fund shares redeemed	1,109,001
Investment advisory fee	311,410
Transfer agent fee	99,614
Professional fees	125,414
Trustees fees	46,973
Custodian expense	5,572
Accrued expenses	81,124

Total liabilities		4,639,481

NET ASSETS:
Capital		926,725,338
Total distributable earnings		52,617,884

Net assets at value		$979,343,222

NET ASSET VALUE, offering price and redemption price per share (124,304,978 shares outstanding; unlimited number of shares authorized no par value)		$7.88

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$15,862,583

Expenses:
Investment advisory fee	1,849,077
Transfer agent fee	591,828
Professional fees	117,004
Trustees fees	42,790
Custodian expense	39,368
Pricing fees	11,663
Registration fees	6,811
Other expenses	74,232

Total expenses	2,732,773
Custodian expense reduction	(2,427)

Net expenses	2,730,346

Net investment income	13,132,237

Realized and unrealized gain on investments:
Net realized gain	17,714
Net change in unrealized appreciation/depreciation	5,989,955

Net realized and unrealized gain on investments	6,007,669

Net increase in net assets resulting from operations	$19,139,906

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$13,132,237	$27,074,947
Net realized gain/(loss) on investments	17,714	(207,093)
Net change in unrealized appreciation/depreciation	5,989,955	29,286,989

Net increase in net assets resulting from operations	19,139,906	56,154,843
Total distributions	(13,132,237)	(28,683,622)
Net fund share transactions (Note 4)	4,071,496	(12,540,506)

Total increase	10,079,165	14,930,715
Net assets:
Beginning of year	969,264,057	954,333,342

End of period	$979,343,222	$969,264,057

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.83		$7.60	$7.76	$8.06	$7.83	$7.89

Income from investment operations:
Net investment income	0.11		0.22	0.23	0.24	0.25	0.26
Net gains/(losses) on securities	0.05		0.24	(0.16)	(0.30)	0.23	(0.06)

Total from investment operations	0.16		0.46	0.07	(0.06)	0.48	0.20
Less distributions:
Distributions from net investment income	(0.11)		(0.22)	(0.23)	(0.24)	(0.25)	(0.26)
Distributions from capital gains	0.00		(0.01)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Total distributions	(0.11)		(0.23)	(0.23)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$7.88		$7.83	$7.60	$7.76	$8.06	$7.83

Total return	2.00%	(c)	6.22%	0.93%	(0.70)%	6.25%	2.60%
Net assets, end of period (in thousands)	$979,343		$969,264	$954,333	$990,213	$1,023,745	$989,630
Ratio of net expenses to average net assets (a)	0.56%	(d)	0.57%	0.56%	0.55%	0.55%	0.55%
Ratio of gross expenses to average net assets	0.56%	(d)	0.57%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.69%	(d)	2.88%	2.98%	3.05%	3.15%	3.29%
Portfolio turnover	2.87%	(c)	10.23%	16.81%	10.44%	11.53%	7.80%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.01% of Net Assets
KY State Property & Building #100	5.000%	08/01/2024	A1	$650,000	$689,358
KY State Property & Building #100	5.000	08/01/2025	A1	500,000	530,195
KY State Property & Building #106	5.000	10/01/2021	A1	750,000	798,383
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	846,593
KY State Property & Building #106	5.000	10/01/2025	A1	2,365,000	2,666,607
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,126,360
KY State Property & Building #108	5.000	08/01/2023	A1	1,125,000	1,266,052
KY State Property & Building #108	5.000	08/01/2023	A1	875,000	984,708
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	880,156
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,969,415

					11,757,827
SCHOOL IMPROVEMENT BONDS
21.03% of Net Assets
Barren County KY School District Finance Corporation**	5.000	08/01/2022	A1	1,055,000	1,153,272
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	564,185
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	833,430
Bullitt County KY School District Finance Corporation	5.000	09/01/2022	A1	300,000	328,416
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	561,625
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,129,870
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	855,047
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	551,990
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	637,434
Laurel County KY School District Finance Corporation	4.000	06/01/2022	A1	890,000	943,916
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	511,356
Pike County School District Finance Corporation	5.000	08/01/2024	A1	250,000	288,613
Pike County School District Finance Corporation	5.000	02/01/2025	A1	900,000	1,053,603
Pike County School District Finance Corporation	5.000	08/01/2025	A1	200,000	236,648
Pike County School District Finance Corporation	4.000	02/01/2028	A1	295,000	331,872
Warren County KY School District Finance Corporation	4.000	06/01/2022	A1	725,000	766,434

					10,747,711
PUBLIC FACILITIES REVENUE BONDS
16.21% of Net Assets
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	1,023,491
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	333,576
KY State Property & Building #109**	5.000	10/01/2022	A1	1,000,000	1,096,760
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	663,126
Lexington-Fayette Urban County Government Court Facilities	5.000	10/01/2024	A1	700,000	811,902
Livingston County KY Public Properties	5.000	08/01/2022	A1	500,000	543,110
Livingston County KY Public Properties	5.000	08/01/2023	A1	525,000	587,113
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	637,007
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	398,133
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	782,320
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,407,875

					8,284,413
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.89% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	581,030
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	1,015,000	1,171,544
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	273,150
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,356,079
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,671,764

					5,053,567
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.91% of Net Assets
Lexington-Fayette Urban County Government	5.000	06/01/2024	A1	2,800,000	2,940,476
Warren County Hospital	4.000	04/01/2020	A+*	55,000	55,370
Warren County Hospital	5.000	04/01/2023	A+*	500,000	537,955

					3,533,801

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.88% of Net Assets
University of Kentucky General Receipts	4.000%	04/01/2028	Aa2	$750,000	$826,260
University of Louisville	5.000	03/01/2024	A1	350,000	400,361
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,287,780

					3,514,401
MUNICIPAL UTILITY REVENUE BONDS
5.16% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,128,700
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	483,626
KY Rural Water Finance Corporation	4.500	08/01/2021	A+*	100,000	100,132
Northern KY Water	5.000	02/01/2026	Aa2	815,000	922,376

					2,634,834
PREREFUNDED BONDS
3.91% of Net Assets
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa	175,000	189,093
KY Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa3	600,000	657,546
KY Turnpike Ecomonic Development Road Revenue**	5.000	07/01/2024	Aa3	1,000,000	1,057,710
KY Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa3	85,000	93,152

					1,997,501
REFUNDING BONDS
3.82% of Net Assets
KY State Property & Building #104**	5.000	11/01/2021	A2	1,000,000	1,065,290
KY State Property & Building #108	5.000	08/01/2022	A1	200,000	218,256
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	670,285

					1,953,831
AIRPORT REVENUE BONDS
1.18% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	604,845

Total Investments 98.00% of Net Assets (cost $48,360,223) (See (a) below for further explanation)					$50,082,731

Other assets in excess of liabilities 2.00%					1,023,687

Net Assets 100%					$51,106,418

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $48,360,223 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,722,508
Unrealized depreciation	—

Net unrealized appreciation	$1,722,508

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	50,082,731
Level 3	Significant Unobservable Inputs	—

$50,082,731

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $48,360,223)		$50,082,731
Cash		439,320
Interest receivable		689,060

Total assets		51,211,111
LIABILITIES:
Payable for:
Distributions to shareholders	32,100
Fund shares redeemed	9,424
Investment advisory fee	18,709
Transfer agent fee	6,764
Professional fees	12,631
Custodian expense	2,776
Trustees fees	2,661
Accrued expenses	19,628

Total liabilities		104,693

NET ASSETS:
Capital		49,589,317
Total distributable earnings		1,517,101

Net assets at value		$51,106,418

NET ASSET VALUE, offering price and redemption price per share (9,498,046 shares outstanding; unlimited number of shares authorized no par value)		$5.38

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$644,724

Expenses:
Investment advisory fee	135,287
Transfer agent fee	35,485
Professional fees	11,264
Custodian expense	8,178
Registration fees	5,319
Pricing fees	3,660
Trustees fees	3,185
Other expenses	8,019

Total expenses	210,397
Fees waived by Adviser (Note 2)	(20,078)
Custodian expense reduction	(504)

Net expenses	189,815

Net investment income	454,909

Realized and unrealized gain on investments:
Net realized gain	55,731
Net change in unrealized appreciation/depreciation	179,388

Net realized and unrealized gain on investments	235,119

Net increase in net assets resulting from operations	$690,028

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$454,909	$1,071,104
Net realized gain/(loss) on investments	55,731	(50,591)
Net change in unrealized appreciation/depreciation	179,388	1,547,024

Net increase in net assets resulting from operations	690,028	2,567,537
Total distributions	(454,909)	(1,071,104)
Net fund share transactions (Note 4)	(4,547,215)	(8,723,711)

Total decrease	(4,312,096)	(7,227,278)
Net assets:
Beginning of year	55,418,514	62,645,792

End of period	$51,106,418	$55,418,514

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$5.36		$5.22	$5.33	$5.45	$5.35	$5.44

Income from investment operations:
Net investment income	0.05		0.09	0.09	0.10	0.11	0.12
Net gains/(losses) on securities	0.02		0.14	(0.11)	(0.12)	0.10	(0.09)

Total from investment operations	0.07		0.23	(0.02)	(0.02)	0.21	0.03
Less distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.09)	(0.10)	(0.11)	(0.12)

Net asset value, end of period	$5.38		$5.36	$5.22	$5.33	$5.45	$5.35

Total return	1.23%	(b)	4.56%	(0.32)%	(0.44)%	3.88%	0.50%
Net assets, end of period (in thousands)	$51,106		$55,419	$62,646	$72,172	$85,169	$80,055
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.71%	0.72%	0.73%
Ratio of gross expenses to average net assets	0.78%	(c)	0.77%	0.75%	0.73%	0.72%	0.73%
Ratio of net investment income to average net assets	1.69%	(c)	1.81%	1.76%	1.79%	1.96%	2.17%
Portfolio turnover	2.60%	(b)	4.88%	4.69%	14.84%	26.49%	20.19%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
31.56% of Net Assets
MS Development Bank Desoto County Highway	5.000%	01/01/2030	Aa3	$100,000	$111,478
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	399,463
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	51,206
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	240,000	245,786
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	262,228
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	126,163
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	139,953
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	215,430
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	154,851
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	280,000	299,023
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	185,710
MS State University Educational Building Corporation Revenue **	5.250	08/01/2038	Aa2	300,000	344,079
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	673,620
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	213,334

					3,422,324
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
21.84% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	507,280
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	146,978
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	331,830
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	152,271
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	274,750
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	279,785
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	247,384
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	429,314

					2,369,592
MUNICIPAL UTILITY REVENUE BONDS
11.93% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	766,898
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	A3	250,000	295,480
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	176,348
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	55,583

					1,294,309
PUBLIC FACILITIES REVENUE BONDS
8.86% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	334,481
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	172,872
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	165,590
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	111,135
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	176,615

					960,693
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.14% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	234,970
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	363,311
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	197,878
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	86,699

					882,858
SCHOOL IMPROVEMENT BONDS
5.76% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	117,269

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Jackson Schools	5.000%	04/01/2028	A+*	$245,000	$269,961
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	110,666
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	126,971

					624,867
REFUNDING BONDS
4.73% of Net Assets
MS State Refunding	5.000	10/01/2033	Aa2	150,000	184,574
MS State Refunding	4.000	10/01/2036	Aa2	290,000	328,767

					513,341
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.91% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	145,696
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A+*	125,000	153,388
MS Development Bank Special Obligation Rankin County	5.000	08/01/2034	Aa1	100,000	125,448

					424,532
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.91% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	75,000	82,781
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	124,853

					207,634

Total Investments 98.64% of Net Assets (cost $10,079,071) (See (a) below for further explanation)					$10,700,150

Other assets in excess of liabilities 1.36%					147,458

Net Assets 100%					$10,847,608

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $10,079,071 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$624,534
Unrealized depreciation	(3,455)

Net unrealized appreciation	$621,079

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,700,150
Level 3	Significant Unobservable Inputs	—

$10,700,150

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,079,071)		$10,700,150
Cash		88,711
Interest receivable		132,121

Total assets		10,920,982
LIABILITIES:
Payable for:
Distributions to shareholders	55,467
Fund shares redeemed	818
Investment advisory fee	2,030
Transfer agent fee	3,059
Professional fees	4,488
Custodian expense	2,009
Trustees fees	821
Accrued expenses	4,682

Total liabilities		73,374

NET ASSETS:
Capital		10,225,321
Total distributable earnings		622,287

Net assets at value		$10,847,608

NET ASSET VALUE, offering price and redemption price per share (887,140 shares outstanding; unlimited number of shares authorized; no par value)		$12.23

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$184,108

Expenses:
Investment advisory fee	28,208
Transfer agent fee	8,462
Registration expense	5,232
Custodian expense	4,080
Compliance fees	3,529
Pricing fees	2,017
Professional fees	1,575
Trustees fees	660
Other expenses	1,727

Total expenses	55,490
Fees waived by Adviser (Note 2)	(15,673)
Custodian expense reduction	(252)

Net expenses	39,565

Net investment income	144,543

Realized and unrealized gain on investments:
Net realized gain	14,712
Net change in unrealized appreciation/depreciation	18,043

Net realized and unrealized gain on investments	32,755

Net increase in net assets resulting from operations	$177,298

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$144,543	$306,958
Net realized gain on investments	14,712	4,783
Net change in unrealized appreciation/depreciation	18,043	260,698

Net increase in net assets resulting from operations	177,298	572,439
Total distributions	(158,752)	(307,238)
Net fund share transactions (Note 4)	(495,439)	(555,782)

Total decrease	(476,893)	(290,581)
Net assets:
Beginning of year	11,324,501	11,615,082

End of period	$10,847,608	$11,324,501

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.21		$11.92	$12.14	$12.55	$12.03	$11.95

Income from investment operations:
Net investment income	0.16		0.33	0.33	0.34	0.36	0.37
Net gains/(losses) on securities	0.04		0.29	(0.22)	(0.41)	0.52	0.08

Total from investment operations	0.20		0.62	0.11	(0.07)	0.88	0.45
Less distributions:
Distributions from net investment income	(0.16)		(0.33)	(0.33)	(0.34)	(0.36)	(0.37)
Distributions from capital gains	(0.02)		0.00 (b)	0.00 (b)	0.00 (b)	0.00	0.00

Total distributions	(0.18)		(0.33)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of period	$12.23		$12.21	$11.92	$12.14	$12.55	$12.03

Total return	1.59%	(c)	5.29%	0.99%	(0.48)%	7.49%	3.80%
Net assets, end of period (in thousands)	$10,848		$11,325	$11,615	$12,448	$11,505	$10,916
Ratio of net expenses to average net assets (a)	0.71%	(d)	0.70%	0.70%	0.70%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.99%	(d)	0.97%	0.92%	0.85%	0.88%	0.86%
Ratio of net investment income to average net assets	2.58%	(d)	2.75%	2.75%	2.80%	2.97%	3.07%
Portfolio turnover	2.31%	(c)	4.65%	7.26%	14.06%	3.26%	6.47%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.96% of Net Assets
Appalachian NC State University	4.000%	05/01/2033	A1	$500,000	$565,735
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,218,910
Iredell County NC Community College	5.000	04/01/2026	Aa1	225,000	225,437
Iredell County NC Community College	5.000	04/01/2027	Aa1	325,000	325,627
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	333,591
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	2,000,000	2,346,860
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,065,030
NC State University at Raleigh	5.000	10/01/2042	Aa1	750,000	840,690
Scotland County NC	5.000	12/01/2033	A*	250,000	305,680
University of NC at Asheville	4.000	06/01/2036	A1	1,350,000	1,523,786
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	838,320
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	302,193
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	856,545
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,128,130
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	449,172
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	676,212
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	281,518
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	280,005
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,131,210
University of NC Charlotte	5.000	04/01/2040	Aa3	2,650,000	3,059,982
University of NC Charlotte	5.000	04/01/2043	Aa3	1,500,000	1,692,885
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	1,025,622
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	848,903
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	563,530
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	519,703
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	3,252,883
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	440,278
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	461,700
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,568,273
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	639,205
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	554,525
University of North Carolina	5.000	10/01/2033	A1	30,000	30,039
Western Carolina University	5.000	10/01/2035	Aa3	1,000,000	1,233,930
Western Carolina University	5.000	10/01/2043	Aa3	1,000,000	1,202,640
Western Carolina University	5.000	10/01/2045	Aa3	825,000	955,375

					32,744,124
SCHOOL IMPROVEMENT BONDS
15.61% of Net Assets
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa2	250,000	295,355
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa2	250,000	293,223
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	280,175
Cabarrus County NC	4.000	06/01/2034	Aa2	795,000	898,231
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa2	1,435,000	1,701,523
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa2	1,650,000	1,855,805
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	853,950
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,263,500
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	599,560
Duplin County NC Limited Obligation	5.000	04/01/2032	A2	750,000	885,413
Duplin County NC Limited Obligation	5.000	04/01/2034	A2	865,000	1,017,275
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa3	200,000	228,014
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa3	500,000	584,465
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	563,845
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	612,865
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	288,103
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	286,453
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	467,667

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rutherford County NC Limited Obligation	4.000%	03/01/2039	A1	$500,000	$566,950
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	367,582
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,329,390
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	894,473
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,378,481
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	403,960
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	677,167
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	835,186
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	864,143
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,690,380
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	409,126

					24,392,260
PUBLIC FACILITIES REVENUE BONDS
12.31% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	321,697
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,150,490
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,440,490
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	573,415
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,135,020
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,137,530
Forsyth County NC Limited Tax	5.000	04/01/2031	Aa1	335,000	361,535
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,198,965
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa3	250,000	296,965
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa3	500,000	591,815
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	570,010
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa3	500,000	587,295
Orange County NC	4.000	10/01/2036	Aa1	375,000	434,648
Orange County NC	4.000	10/01/2037	Aa1	375,000	432,866
Orange County NC	4.000	10/01/2038	Aa1	765,000	880,148
Orange County NC	4.000	10/01/2038	Aa1	275,000	316,393
Orange County NC	4.000	10/01/2039	Aa1	200,000	229,540
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,638,538
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	561,235
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	289,050
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	288,103
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	769,589
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	572,440
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	568,990
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	895,744

					19,242,511
REFUNDING BONDS
9.75% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,167,240
Charlotte NC Certificate of Participation	5.000	06/01/2026	Aa1	1,455,000	1,457,808
Charlotte NC Certificate of Participation	5.000	06/01/2027	Aa1	775,000	776,488
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	938,146
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	878,393
Chatham County NC	5.000	11/01/2032	Aa2	825,000	977,072
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3	100,000	108,674
Durham Capital Financing Corporation	4.000	06/01/2043	Aa1	2,000,000	2,118,520
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1	500,000	557,535
Durham County NC	4.000	06/01/2036	Aaa	225,000	261,142
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	281,948
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,468,888
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1	505,000	559,530
Pitt County NC Certificate of Participation	5.000	04/01/2027	Aa2	500,000	540,765
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3	250,000	294,980
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	567,060

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sampson County NC Limited Obligation	4.000%	09/01/2036	A1	$1,000,000	$1,109,190
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	559,045
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1	435,000	467,080
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	147,678

					15,237,182
MUNICIPAL UTILITY REVENUE BONDS
8.92% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3	500,000	583,895
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa3	1,000,000	1,133,760
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	630,108
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	837,758
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,155,050
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,175,400
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	664,557
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	291,058
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	866,243
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,281,997
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2030	A*	500,000	603,180
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	591,860
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	1,062,536
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa1	500,000	576,625
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa1	415,000	469,913
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,318,136
Wilmington NC Storm Water Revenue	5.000	06/01/2028	AA+*	115,000	115,221
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	585,593

					13,942,890
PREREFUNDED BONDS
7.98% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	Aa3	265,000	287,961
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	Aa3	100,000	108,665
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa2	570,000	587,448
Moore County NC**	5.000	06/01/2031	Aa2	2,750,000	2,794,550
Nash County NC Limited Obligation**	5.000	10/01/2030	Aa3	1,640,000	1,687,740
NC Eastern Municipal Power Agency	6.000	01/01/2025	AAA@	1,150,000	1,420,250
NC Eastern Municipal Power Agency	6.000	01/01/2026	AAA@	275,000	301,870
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2	500,000	538,780
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1	1,000,000	1,092,750
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1	750,000	824,798
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa2	105,000	106,020
University of NC Charlotte	5.000	04/01/2031	Aa3	750,000	814,988
University of NC Greensboro	5.000	04/01/2031	Aa3	500,000	543,560
University of NC Greensboro	5.000	04/01/2036	Aa3	500,000	543,560
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3	750,000	819,563

					12,472,503
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.89% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	726,367
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,634,340
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2	500,000	541,375
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2030	A2	500,000	508,280
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	878,145
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1	1,385,000	1,582,735
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2031	A2	1,000,000	1,089,680
NC State Medical Care Commission Health Care Facilities Wake Medical	5.000	10/01/2038	A2	200,000	216,306
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2	645,000	655,514

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	4.750%	06/01/2030	A2	$405,000	$410,370
NC State Medical Care Commission Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2	1,225,000	1,243,498
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2	1,000,000	1,094,700
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	A1	1,500,000	1,744,290

					12,325,600
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.74% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	233,372
NC State Limited Obligation Build NC Bonds	4.000	05/01/2034	Aa1	670,000	776,751
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	613,290
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,940,166
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2029	Aa1	500,000	528,390
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa1	1,385,000	1,461,937
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	562,955
NC Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	284,615

					7,401,476
AIRPORT REVENUE BONDS
4.67% of Net Assets
Charlotte NC Aiport Revenue Charlotte Douglas International	4.000	07/01/2044	Aa3	480,000	541,848
Charlotte NC Airport Revenue	5.000	07/01/2036	Aa3	250,000	304,325
Charlotte NC Airport Revenue	4.000	07/01/2036	Aa3	500,000	564,495
Charlotte NC Airport Revenue	5.000	07/01/2037	Aa3	700,000	849,925
Charlotte NC Airport Revenue	5.000	07/01/2042	Aa3	1,325,000	1,593,405
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,265,305
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3	235,000	237,942
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3	440,000	445,223
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3	1,480,000	1,498,322

					7,300,790
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.92% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	272,373
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	250,000	271,685
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	703,734
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	1,100,000	1,261,381
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	427,484
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	364,337
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	550,230
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,725,855
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	556,390

					6,133,469
LEASE REVENUE BONDS
1.10% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa1	1,500,000	1,724,925

ESCROWED TO MATURITY BONDS
.64% of Net Assets
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	915,000	1,003,837

Total Investments 98.49% of Net Assets (cost $146,680,609) (See (a) below for further explanation)					$153,921,567

Other assets in excess of liabilities 1.51%					2,365,232

Net Assets 100%					$156,286,799

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $146,680,609 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$7,328,985
Unrealized depreciation	(88,027)

Net unrealized appreciation	$7,240,958

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	153,921,567
Level 3	Significant Unobservable Inputs	—

$153,921,567

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $146,680,609)		$153,921,567
Cash		1,463,945
Receivable for fund shares sold		154,476
Interest receivable		1,369,784

Total assets		156,909,772
LIABILITIES:
Payable for:
Distributions to shareholders	362,456
Fund shares redeemed	129,285
Investment advisory fee	65,133
Transfer agent fee	27,065
Professional fees	12,876
Custodian expense	4,106
Trustees fees	3,651
Accrued expenses	18,401

Total liabilities		622,973

NET ASSETS:
Capital		150,668,006
Total distributable earnings		5,618,793

Net assets at value		$156,286,799

NET ASSET VALUE, offering price and redemption price per share (13,297,248 shares outstanding; unlimited number of shares authorized; no par value)		$11.75

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$2,306,444

Expenses:
Investment advisory fee	368,554
Transfer agent fee	94,780
Professional fees	13,855
Custodian expense	12,733
Trustees fees	8,645
Pricing fees	6,806
Registration fees	5,232
Other expenses	22,109

Total expenses	532,714
Fees waived by Adviser (Note 2)	(520)
Custodian expense reduction	(785)

Net expenses	531,409

Net investment income	1,775,035

Realized and unrealized gain on investments:
Net realized gain	132,063
Net change in unrealized appreciation/depreciation	768,713

Net realized and unrealized gain on investments	900,776

Net increase in net assets resulting from operations	$2,675,811

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$1,775,035	$3,413,609
Net realized gain/(loss) on investments	132,063	(409,045)
Net change in unrealized appreciation/depreciation	768,713	4,464,408

Net increase in net assets resulting from operations	2,675,811	7,468,972
Total distributions	(1,775,035)	(3,413,609)
Net fund share transactions (Note 4)	9,308,096	10,844,319

Total increase	10,208,872	14,899,682
Net assets:
Beginning of year	146,077,927	131,178,245

End of period	$156,286,799	$146,077,927

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.68		$11.34	$11.50	$12.02	$11.53	$11.54

Income from investment operations:
Net investment income	0.14		0.29	0.31	0.32	0.34	0.36
Net gains/(losses) on investments	0.07		0.34	(0.16)	(0.52)	0.49	(0.01)

Total from investment operations	0.21		0.63	0.15	(0.20)	0.83	0.35
Less distributions:
Distributions from net investment income	(0.14)		(0.29)	(0.31)	(0.32)	(0.34)	(0.36)

Net asset value, end of period	$11.75		$11.68	$11.34	$11.50	$12.02	$11.53

Total return	1.78	(b)	5.69%	1.27%	(1.68)%	7.28%	3.00%
Net assets, end of period (in thousands)	$156,287		$146,078	$131,178	$139,272	$150,347	$123,717
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.69%	0.70%	0.71%
Ratio of gross expenses to average net assets	0.70%	(c)	0.71%	0.71%	0.69%	0.70%	0.71%
Ratio of net investment income to average net assets	2.33%	(c)	2.58%	2.66%	2.73%	2.87%	3.04%
Portfolio turnover	4.01%	(b)	13.02%	11.76%	11.50%	6.09%	4.56%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
22.66% of Net Assets
Bertie County Limited Obligation**	4.000%	06/01/2022	A1	$200,000	$213,298
Cabarrus County NC Certificateof Participation	5.000	04/01/2021	AA*	150,000	151,466
Charlotte NC Certificate of Participation	4.000	06/01/2022	Aa1	125,000	133,590
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	625,000	705,163
Charlotte NC Certificate of Participation	5.000	12/01/2024	Aa2	100,000	118,194
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	109,380
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	121,322
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3	335,000	365,230
Durham NC Refunding	5.000	09/01/2022	Aaa	125,000	137,914
Jacksonville Public Facilities Corp Limited Obligation	5.000	04/01/2025	Aa3	100,000	118,940
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2	250,000	285,022
Rockingham County NC Limited Obligation**	5.000	04/01/2023	Aa3	250,000	280,188
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	116,591
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	188,782
Sampson County NC Limited Obligation	5.000	09/01/2024	A1	125,000	145,935
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	149,808
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	256,908
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	112,325

					3,710,056
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
22.09% of Net Assets
East Carolina University	5.000	10/01/2027	Aa2	250,000	304,510
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	609,028
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	132,612
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	294,425
University of NC Greensboro	5.000	04/01/2025	A+*	10,000	10,469
University of NC Greensboro	5.000	04/01/2026	Aa3	250,000	306,358
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	490,172
University of NC Wilmington	5.000	06/01/2025	A1	100,000	118,715
University of NC Wilmington	4.000	06/01/2029	A1	750,000	852,480
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	226,548
Western Carolina University	5.000	10/01/2025	Aa3	225,000	271,806

					3,617,123
MUNICIPAL UTILITY REVENUE BONDS
13.31% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa3	350,000	413,557
Cary NC Combined Enterprise System	4.000	12/01/2028	Aaa	250,000	287,243
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	399,386
Gastonia NC Combined Utilities System	4.000	05/01/2023	Aa2	150,000	163,887
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	195,000	235,435
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	234,798
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	150,094
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa1	100,000	105,541
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	189,027

					2,178,968
SCHOOL IMPROVEMENT BONDS
11.70% of Net Assets
Cabarrus County NC Limited Obligation	5.000	04/01/2029	Aa2	200,000	241,210
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa3	250,000	281,618
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	301,700
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	94,448
Scotland County NC	5.000	12/01/2025	A*	270,000	324,494
Scotland County NC	5.000	12/01/2026	A*	250,000	306,727
Scotland County NC	5.000	12/01/2027	A*	140,000	175,024
Wilkes County NC Limited Obligation	5.000	06/01/2024	A1	165,000	190,890

					1,916,111

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
8.54% of Net Assets
Buncombe County NC Limited Obligation**	5.000%	06/01/2028	Aa1	$500,000	$594,150
Charlotte NC Certificate of Participation	4.000	12/01/2022	Aa1	170,000	179,323
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	323,491
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3	275,000	300,366

					1,397,330
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.27% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	269,440
NC Medical Care Duke University	5.000	06/01/2026	Aa2	165,000	179,930
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A1	180,000	200,794
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A1	180,000	212,040

					862,204
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
5.04% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2025	A2	265,000	314,420
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2029	A2	120,000	140,347
North Carolina State Anticipation Revenue Garvee	5.000	03/01/2029	A2	20,000	25,717
North Carolina Turnpike Authority	5.000	01/01/2029	A2	285,000	344,938

					825,422
ESCROWED TO MATURITY BONDS
3.10% of Net Assets
NC Eastern Municipal Power Agency	5.000	01/01/2021	AAA@	125,000	129,835
NC Eastern Municipal Power Agency	6.000	01/01/2022	AAA@	125,000	136,979
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3	220,000	241,360

					508,174
PREREFUNDED BONDS
2.47% of Net Assets
Moore County NC	5.000	06/01/2021	Aa2	200,000	203,240
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1	105,000	106,012
University of NC Greensboro	5.000	04/01/2025	NR	90,000	94,356

					403,608
AD VALOREM PROPERTY BONDS
1.75% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa3	250,000	287,025

LEASE REVENUE BONDS
1.63% of Net Assets
Edgecombe County NC Limited Obligation**	4.000	06/01/2022	A2	250,000	266,375

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
0.86% of Net Assets
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	141,167

Total Investments 98.42% of Net Assets (cost $15,412,549) (See (a) below for further explanation)					$16,113,563

Other assets in excess of liabilities 1.58%					258,097

Net Assets 100%					$16,371,660

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2019

(a)	Cost for federal income tax purposes is $15,412,549 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$701,454
Unrealized depreciation	(440)

Net unrealized appreciation	$701,014

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	16,113,563
Level 3	Significant Unobservable Inputs	—

$16,113,563

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $15,412,549)		$16,113,563
Cash		277,381
Interest receivable		132,157

Total assets		16,523,101
LIABILITIES:
Payable for:
Distributions to shareholders	6,120
Fund shares redeemed	118,678
Investment advisory fee	4,588
Transfer agent fee	2,223
Professional fees	6,831
Custodian fees	2,687
Trustees fees	1,613
Accrued expenses	8,701

Total liabilities		151,441

NET ASSETS:
Capital		15,765,111
Total distributable earnings		606,549

Net assets at value		$16,371,660

NET ASSET VALUE, offering price and redemption price per share (1,477,519 shares outstanding; unlimited number of shares authorized; no par value)		$11.08

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$220,371

Expenses:
Investment advisory fee	49,553
Transfer agent fee	14,840
Professional fees	6,326
Registration expense	4,906
Custodian expense	4,683
Pricing fees	2,874
Trustees fees	1,171
Other expenses	3,944

Total expenses	88,297
Fees waived by Adviser (Note 2)	(18,326)
Custodian expense reduction	(289)

Net expenses	69,682

Net investment income	150,689

Realized and unrealized gain on investments:
Net realized gain	55,073
Net change in unrealized appreciation/depreciation	45,372

Net realized and unrealized gain on investments	100,445

Net increase in net assets resulting from operations	$251,134

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$150,689	$322,451
Net realized gain/(loss) on investments	55,073	(130,283)
Net change in unrealized appreciation/depreciation	45,372	821,421

Net increase in net assets resulting from operations	251,134	1,013,589
Total distributions	(150,689)	(322,451)
Net fund share transactions (Note 4)	(3,232,561)	(3,454,289)

Total decrease	(3,132,116)	(2,763,151)
Net assets:
Beginning of year	19,503,776	22,266,927

End of period	$16,371,660	$19,503,776

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.02		$10.64	$10.85	$11.05	$10.94	$11.06

Income from investment operations:
Net investment income	0.08		0.17	0.16	0.16	0.17	0.19
Net gains/(losses) on investments	0.06		0.38	(0.21)	(0.20)	0.11	(0.12)

Total from investment operations	0.14		0.55	(0.05)	(0.04)	0.28	0.07
Less distributions:
Distributions from net investment income	(0.08)		(0.17)	(0.16)	(0.16)	(0.17)	(0.19)

Net asset value, end of period	$11.08		$11.02	$10.64	$10.85	$11.05	$10.94

Total return	1.32%	(b)	5.19%	(0.45)%	(0.33)%	2.59%	0.60%
Net assets, end of period (in thousands)	$16,372		$19,504	$22,267	$21,930	$25,134	$24,463
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.73%	0.83%	0.83%
Ratio of gross expenses to average net assets	0.90%	(c)	0.88%	0.86%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	1.53%	(c)	1.55%	1.50%	1.49%	1.56%	1.69%
Portfolio turnover	7.52%	(b)	13.59%	21.80%	11.15%	24.05%	9.79%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
33.53% of Net Assets
Bristol TN Electric Revenue	5.000%	09/01/2038	AA-*	$1,525,000	$1,703,120
Chattanooga TN Electric Revenue	5.000	09/01/2035	AA*	250,000	295,718
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA*	2,325,000	2,722,691
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	568,835
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2036	Aa2	500,000	590,215
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,674,110
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	922,279
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	945,906
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	871,110
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa3	250,000	278,668
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	349,682
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,100,860
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	578,090
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA+*	1,000,000	1,087,840
Knox Chapman TN Utility District	4.500	01/01/2027	AA-*	1,000,000	1,092,310
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	291,213
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	288,865
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	261,608
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,444,400
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	869,325
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	904,712
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,476,383
Memphis TN Storm Water System Revenue	5.000	10/01/2038	Aa3	500,000	607,980
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2033	AA*	500,000	585,765
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	569,685
Metropolitan Government Nashville & Davidson County Electric**	5.000	05/15/2036	AA*	3,085,000	3,237,954
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	567,875
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa3	3,250,000	3,657,778
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2031	Aa3	500,000	562,550
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2033	Aa3	575,000	645,673
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa3	250,000	303,935
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa3	2,265,000	2,521,192
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	304,228

					33,882,555
SCHOOL IMPROVEMENT BONDS
10.83% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	572,500
Coffee County TN	4.000	06/01/2041	AA-*	620,000	698,145
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	312,860
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,329,412
Montgomery County TN	4.000	04/01/2036	AA+*	260,000	291,938
Montgomery County TN	4.000	04/01/2037	AA+*	1,920,000	2,143,565
Rhea County TN**	5.000	04/01/2029	A1	1,385,000	1,492,462
Shelby County TN	5.000	04/01/2037	Aa1	500,000	603,375
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,638,475
Wilson County TN 10th Special School District	4.000	04/01/2033	AA-*	655,000	743,490
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	225,512
Wilson County TN 10th Special School District	4.000	04/01/2038	AA-*	250,000	280,790
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	615,808

					10,948,332
PUBLIC FACILITIES REVENUE BONDS
10.70% of Net Assets
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,508,762
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	915,208

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Metropolitan Government Nashville & Davidson County Convention Center	5.000%	07/01/2026	A1	$630,000	$641,227
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,682,475
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	840,972
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	632,190
Pigeon Forge Industrial Development Board	5.000	06/01/2027	AA*	1,400,000	1,473,472
Pigeon Forge Industrial Development Board**	5.000	06/01/2029	AA*	2,120,000	2,231,576
Pigeon Forge Industrial Development Board	5.000	06/01/2034	AA*	850,000	892,024

					10,817,906
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.82% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	218,118
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa1	650,000	718,283
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A1	920,000	1,040,548
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A1	1,030,000	1,157,668
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1	650,000	757,003
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A1	875,000	972,536
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1	1,400,000	1,612,772
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,349,220
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2043	Aa1	1,000,000	1,095,250

					9,921,398
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.34% of Net Assets
Jackson TN Hospital Jackson Madison County Hospital	5.000	04/01/2036	A2	995,000	1,135,035
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A3	2,500,000	2,946,675
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A3	950,000	1,109,040
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2027	A1	750,000	809,595
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,832,591
Shelby County TN Health Education & Housing Facilities LeBonheur	5.000	05/01/2035	A1	500,000	598,060

					8,430,996
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.99% of Net Assets
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3	625,000	653,012
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,228,058
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2	850,000	890,154
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,680,416
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	568,950
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	569,425
Springfield TN Public Improvement	4.500	03/01/2024	Aa3	565,000	622,754
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,864,665

					8,077,434
PREREFUNDED BONDS
7.53% of Net Assets
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2	480,000	492,427
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2	2,000,000	2,051,780
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa2	500,000	558,790
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa2	1,000,000	1,117,580
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	273,371
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	NR	55,000	55,935
Knox Chapman TN Utility District	5.250	01/01/2036	AA-*	700,000	729,029
Manchester TN	5.000	06/01/2038	A2	20,000	20,324

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000%	08/01/2030	A1	$500,000	$530,030
Watauga River TN Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	546,395
West Wilson Utility District TN Waterworks	5.000	06/01/2033	NR	1,170,000	1,233,274

					7,608,935
REFUNDING BONDS
6.34% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,200,000	1,427,700
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	464,835
Manchester TN	5.000	06/01/2038	A2	80,000	81,167
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	569,790
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	283,023
Memphis TN Refunding	5.000	04/01/2030	Aa2	1,000,000	1,146,680
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	285,225
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	284,783
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	565,170
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1	1,200,000	1,299,647

					6,408,020
AIRPORT REVENUE BONDS
2.55% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	936,688
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	292,285
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,346,296

					2,575,269
INDUSTRIAL REVENUE BONDS
.88% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3	850,000	892,644

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.41% of Net Assets
TN Housing Development Agency Housing Finance Program	4.85	01/01/2025	Aa2	410,000	416,773

Total Investments 98.92% of Net Assets (cost $94,830,612) (See (a) below for further explanation)					$99,980,262

Other assets in excess of liabilities 1.08%					1,091,245

Net Assets 100%					$101,071,507

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $94,830,612 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,149,650
Unrealized depreciation	—

Net unrealized appreciation	$5,149,650

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	99,980,262
Level 3	Significant Unobservable Inputs	—

$99,980,262

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $94,830,612)		$99,980,262
Cash		260,539
Interest receivable		1,227,614

Total assets		101,468,415
LIABILITIES:
Payable for:
Distributions to shareholders	236,781
Fund shares redeemed	65,756
Investment advisory fee	43,734
Transfer agent fee	11,032
Professional fees	23,772
Custodian expense	9,451
Accrued expenses	6,382

Total liabilities		396,908

NET ASSETS:
Capital		96,290,879
Total distributable earnings		4,780,628

Net assets at value		$101,071,507

NET ASSET VALUE, offering price and redemption price per share (8,734,101 shares outstanding; unlimited number of shares authorized; no par value)		$11.57

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$1,632,792

Expenses:
Investment advisory fee	258,521
Transfer agent fee	65,252
Professional fees	17,763
Custodian expense	9,202
Trustees fees	6,064
Pricing fees	2,521
Registration fees	2,070
Other expenses	5,699

Total expenses	367,092
Fees waived by Adviser (Note 2)	(2,633)
Custodian expense reduction	(567)

Net expenses	363,892

Net investment income	1,268,900

Realized and unrealized gain on investments:
Net realized gain	59,244
Net change in unrealized appreciation/depreciation	465,495

Net realized and unrealized gain on investments	524,739

Net increase in net assets resulting from operations	$1,793,639

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$1,268,900	$2,711,761
Net realized gain/(loss) on investments	59,244	(146,789)
Net change in unrealized appreciation/depreciation	465,495	2,532,500

Net increase in net assets resulting from operations	1,793,639	5,097,472
Total distributions	(1,268,900)	(2,711,761)
Net fund share transactions (Note 4)	(3,660,185)	(6,300,251)

Total decrease	(3,135,446)	(3,914,540)
Net assets:
Beginning of year	104,206,953	108,121,493

End of period	$101,071,507	$104,206,953

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.51		$11.24	$11.44	$11.89	$11.51	$11.55

Income from investment operations:
Net investment income	0.14		0.30	0.31	0.33	0.34	0.36
Net gains/(losses) on securities	0.06		0.27	(0.20)	(0.45)	0.38	(0.04)

Total from investment operations	0.20		0.57	0.11	(0.12)	0.72	0.32
Less distributions:
Distributions from net investment income	(0.14)		(0.30)	(0.31)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$11.57		$11.51	$11.24	$11.44	$11.89	$11.51

Total return	1.76%	(b)	5.12%	0.94%	(1.03)%	6.40%	2.77%
Net assets, end of period (in thousands)	$101,072		$104,207	$108,121	$108,260	$116,831	$109,672
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of gross expenses to average net assets	0.71%	(c)	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	2.46%	(c)	2.63%	2.70%	2.82%	2.96%	3.08%
Portfolio turnover	2.91%	(b)	6.46%	15.77%	9.27%	9.67%	7.01%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
26.37% of Net Assets
Maryville TN	5.000%	06/01/2026	Aa3	$350,000	$429,716
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	400,243
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	245,298
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2	175,000	178,358
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2	110,000	111,597
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2	80,000	85,623
Putnam County TN	4.000	04/01/2025	Aa2	300,000	342,120

					1,792,955
PUBLIC FACILITIES REVENUE BONDS
22.15% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3	100,000	103,114
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3	220,000	232,635
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	293,963
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	141,233
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	216,118
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3	195,000	221,807
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	113,596
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	184,389

					1,506,855
MUNICIPAL UTILITY REVENUE BONDS
19.72% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA*	250,000	284,458
Erwin TN Utilities Authority Electric System	5.000	09/01/2026	A*	50,000	60,427
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	291,581
Maryville TN	4.000	06/01/2029	Aa3	250,000	286,285
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2026	Aa3	100,000	113,170
Springfield TN	5.000	06/01/2027	Aa3	245,000	305,557

					1,341,478
SCHOOL IMPROVEMENT BONDS
12.42% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	287,955
Rhea County TN	4.000	04/01/2025	A1	250,000	264,230
White County TN	4.000	06/01/2027	AA-*	260,000	292,971

					845,156
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.44% of Net Assets
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	144,118
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1	120,000	131,564
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A1	100,000	113,858
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A1	225,000	252,835

					642,375
PREREFUNDED BONDS
3.98% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3	100,000	107,510
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	142,047
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	NR	20,000	21,421

					270,978

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.21% of Net Assets
Claiborne County TN	4.125%	04/01/2030	A+*	$110,000	$110,517
Selmer TN	4.000	06/01/2025	AA*	35,000	39,672

					150,189
AIRPORT REVENUE BONDS
1.61% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1	100,000	109,713

Total Investments 97.90% of Net Assets (cost $6,399,285) (See (a) below for further explanation)					$6,659,699

Other assets in excess of liabilities 2.10%					142,681

Net Assets 100%					$6,802,380

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $6,399,285 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$261,079
Unrealized depreciation	(665)

Net unrealized appreciation	$260,414

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,659,699
Level 3	Significant Unobservable Inputs	—

$6,659,699

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $6,399,285)		$6,659,699
Cash		87,725
Interest receivable		74,084

Total assets		6,821,508
LIABILITIES:
Payable for:
Distributions to shareholders	2,338
Fund shares redeemed	1,818
Investment advisory fee	670
Professional fees	3,818
Custodian expense	2,519
Pricing fees	1,942
Transfer agent fee	1,000
Trustees fees	829
Accrued expenses	4,194

Total liabilities		19,128

NET ASSETS:
Capital		6,812,007
Total distributable losses		(9,627)

Net assets at value		$6,802,380

NET ASSET VALUE, offering price and redemption price per share (626,629 shares outstanding; unlimited number of shares authorized; no par value)		$10.86

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$83,557

Expenses:
Investment advisory fee	18,144
Transfer agent fee	5,443
Registration fees	5,236
Custodian expense	4,108
Compliance fees	3,529
Pricing fees	2,208
Professional fees	1,029
Trustees fees	431
Other expenses	1,853

Total expenses	41,981
Fees waived by Adviser (Note 2)	(16,161)
Custodian expense reduction	(253)

Net expenses	25,567

Net investment income	57,990

Realized and unrealized gain on investments:
Net realized gain	1,336
Net change in unrealized appreciation/depreciation	25,212

Net realized and unrealized gain on investments	26,548

Net increase in net assets resulting from operations	$84,538

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$57,990	$129,383
Net realized gain/(loss) on investments	1,336	(40,709)
Net change in unrealized appreciation/depreciation	25,212	242,431

Net increase in net assets resulting from operations	84,538	331,105
Total distributions	(57,990)	(129,383)
Net fund share transactions (Note 4)	(463,184)	(2,965,492)

Total decrease	(436,636)	(2,763,770)
Net assets:
Beginning of year	7,239,016	10,002,786

End of period	$6,802,380	$7,239,016

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.82		$10.52	$10.70	$10.93	$10.74	$10.81

Income from investment operations:
Net investment income	0.09		0.17	0.16	0.17	0.16	0.18
Net gains/(losses) on securities both realized and unrealized	0.04		0.30	(0.18)	(0.23)	0.19	(0.07)

Total from investment operations	0.13		0.47	(0.02)	(0.06)	0.35	0.11
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.16)	(0.17)	(0.16)	(0.18)

Net asset value, end of period	$10.86		$10.82	$10.52	$10.70	$10.93	$10.74

Total return	1.18%	(b)	4.48%	(0.17)%	(0.54)%	3.28%	0.99%
Net assets, end of period (in thousands)	$6,802		$7,239	$10,003	$10,499	$11,340	$11,033
Ratio of net expenses to average net assets (a)	0.71%	(c)	0.71%	0.70%	0.75%	0.86%	0.85%
Ratio of gross expenses to average net assets	1.16%	(c)	1.08%	0.98%	0.88%	0.86%	0.85%
Ratio of net investment income to average net assets	1.61%	(c)	1.57%	1.53%	1.59%	1.47%	1.64%
Portfolio turnover	4.39%	(b)	10.64%	22.75%	10.95%	7.37%	14.32%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
67.65% of Net Assets
Federal Farm Credit Bank	5.050%	12/21/2021	Aaa	$370,000	$394,854
Federal Farm Credit Bank**	5.250	05/10/2022	Aaa	2,000,000	2,168,084
Federal Farm Credit Bank**	5.840	07/20/2022	Aaa	2,650,000	2,929,347
Federal Farm Credit Bank**	5.250	10/25/2022	Aaa	1,500,000	1,649,570
Federal Farm Credit Bank	5.125	11/28/2022	Aaa	2,000,000	2,198,590
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	1,020,994

					10,361,439
FEDERAL HOME LOAN BANK
31.09% of Net Assets
Federal Home Loan Bank	5.000	12/10/2021	Aaa	500,000	532,073
Federal Home Loan Bank	5.750	06/10/2022	Aaa	2,000,000	2,196,354
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	2,033,401

					4,761,828

Total Investments 98.74% of Net Assets (cost $14,529,875) (See (a) below for further explanation)					$15,123,267

Other assets in excess of liabilities 1.26%					192,666

Net Assets 100%					$15,315,933

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $14,529,875 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$612,839
Unrealized depreciation	(19,447)

Net unrealized appreciation	$593,392

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,123,267
Level 3	Significant Unobservable Inputs	—

$15,123,267

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $14,529,875)		$15,123,267
Cash		64,698
Interest receivable		156,856

Total assets		15,344,821
LIABILITIES:
Payable for:
Distributions to shareholders	5,438
Fund shares redeemed	5,839
Investment advisory fee	2,596
Transfer agent fee	1,947
Professional fees	3,594
Custodian expense	1,773
Trustees fees	814
Accrued expenses	6,887

Total liabilities		28,888

NET ASSETS:
Capital		14,874,536
Total distributable earnings		441,397

Net assets at value		$15,315,933

NET ASSET VALUE, offering price and redemption price per share (1,516,662 shares outstanding; unlimited number of shares authorized; no par value)		$10.10

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$235,305

Expenses:
Investment advisory fee	15,466
Transfer agent fee	11,599
Registration expense	5,696
Custodian expense	5,089
Compliance fees	3,680
Pricing fees	3,496
Printing expense	2,760
Professional fees	2,133
Trustees fees	893
Other expenses	2,231

Total expenses	53,043
Fees waived by Adviser (Note 2)	(32)
Custodian expense reduction	(314)

Net expenses	52,697

Net investment income	182,608

Realized and unrealized gain/(loss) on investments:
Net realized gain	722
Net change in unrealized appreciation/depreciation	(34,753)

Net realized and unrealized loss on investments	(34,031)

Net increase in net assets resulting from operations	$148,577

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$182,608	$372,107
Net realized gain on investments	722	291
Net change in unrealized appreciation/depreciation	(34,753)	366,469

Net increase in net assets resulting from operations	148,577	738,867
Total distributions	(182,608)	(372,107)
Net fund share transactions (Note 4)	222,089	(272,043)

Total increase	188,058	94,717
Net assets:
Beginning of year	15,127,875	15,033,158

End of period	$15,315,933	$15,127,875

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.12		$9.87	$10.23	$10.70	$10.29	$10.25

Income from investment operations:
Net investment income	0.12		0.25	0.25	0.26	0.26	0.26
Net gains/(losses) on securities	(0.02)		0.25	(0.36)	(0.47)	0.41	0.04

Total from investment operations	0.10		0.50	(0.11)	(0.21)	0.67	0.30
Less distributions:
Distributions from net investment income	(0.12)		(0.25)	(0.25)	(0.26)	(0.26)	(0.26)

Net asset value, end of period	$10.10		$10.12	$9.87	$10.23	$10.70	$10.29

Total return	0.99%	(b)	5.12%	(1.05)%	(1.99)%	6.57%	2.96%
Net assets, end of period (in thousands)	$15,316		$15,128	$15,033	$15,606	$17,476	$18,728
Ratio of net expenses to average net assets (a)	0.69%	(c)	0.69%	0.61%	0.58%	0.53%	0.51%
Ratio of gross expenses to average net assets	0.69%	(c)	0.69%	0.61%	0.58%	0.53%	0.51%
Ratio of net investment income to average net assets	2.37%	(c)	2.50%	2.53%	2.49%	2.47%	2.54%
Portfolio turnover	3.32%	(b)	0.00%	1.99%	0.00%	0.00%	2.44%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
31.11% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064%	12/01/2040	AA*	$425,000	$445,519
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1	40,000	41,518
FL State Utility Revenue	6.548	10/01/2040	A1	60,000	62,161
Grand Junction CO Certificateof Participation Build America	7.500	12/01/2030	AA-*	425,000	447,198
Heber UT Light & Power Build America	7.000	12/15/2030	A2	375,000	393,570
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	425,000	433,860
Pennington County SD Certificate of Participation Build America	7.200	06/01/2037	Aa1	750,000	786,638
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*	710,000	737,818
Sedalia MO Certificate of Participation Build America**	7.300	06/01/2035	AA*	500,000	511,500

					3,859,782
PUBLIC FACILITIES REVENUE BONDS
17.44% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa1	250,000	253,975
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa1	150,000	156,264
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	291,151
Franklin County OH Convention Facilities Authority	6.640	12/01/2042	Aa2	440,000	645,735
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	209,507
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	277,075
Pompano Beach FL Certificate of Participation	5.579	01/01/2040	A1	225,000	242,330
Rhode Island Convention Center	6.060	05/15/2035	Aa3	70,000	85,798

					2,161,835
MUNICIPAL UTILITY REVENUE BONDS
12.86% of Net Assets
Benton WA Public Water Authority	3.200	10/01/2044	AA*	200,000	192,686
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3	200,000	301,476
OK State Municipal Power Authority	6.310	01/01/2040	A2/A*	95,000	127,230
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	369,189
West Knox Utilities District Knox County TN Water and Sewer**	6.900	06/01/2040	AA+*	400,000	441,112
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2	60,000	61,514
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	101,608

					1,594,815
SCHOOL IMPROVEMENT BONDS
12.10% of Net Assets
Armstrong School District PA Build America**	7.000	03/15/2041	AA*	750,000	795,623
CO State Building Excellent Schools Today Certificate of Participation**	7.017	03/15/2031	Aa2	400,000	424,411
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	280,078

					1,500,112
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.30% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	221,624
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	144,703
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	414,311

					780,638
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.08% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	302,910
Leeds AL Taxable Warrants	4.125	05/01/2039	AA*	125,000	127,354
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2	250,000	258,297
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA+*	65,000	65,157

					753,718
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.18% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	256,863
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3	250,000	261,068

					517,931

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2019

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.50% of Net Assets
Washoe County NV Highway Revenue	7.969%	02/01/2040	Aa3	$280,000	$433,440

MARINA/PORT AUTHORITY REVENUE BONDS
2.39% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	296,506

AIRPORT REVENUE BONDS
1.03% of Net Assets
Tri-Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	125,000	127,301

Total Investments 96.99% of Net Assets (cost $11,052,076) (See (a) below for further explanation)					$12,026,078

Other assets in excess of liabilities 3.01%					372,983

Net Assets 100%					$12,399,061

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated — see footnote 1(D)

(a)	Cost for federal income tax purposes is $11,094,160 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$944,885
Unrealized depreciation	(12,967)

Net unrealized appreciation	$931,918

Other Information

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,026,078
Level 3	Significant Unobservable Inputs	—

$12,026,078

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,052,076)		$12,026,078
Cash		291,112
Receivable for fund shares sold		10,000
Interest receivable		135,080

Total assets		12,462,270
LIABILITIES:
Payable for:
Distributions to shareholders	19,568
Fund shares redeemed	26,481
Investment advisory fee	1,913
Transfer agent fee	1,530
Professional fees	2,139
Custodian expense	1,996
Compliance fees	1,653
Trustees fees	861
Accrued expenses	7,068

Total liabilities		63,209

NET ASSETS:
Capital		11,503,807
Total distributable earnings		895,254

Net assets at value		$12,399,061

NET ASSET VALUE, offering price and redemption price per share (1,206,305 shares outstanding; unlimited number of shares authorized; no par value)		$10.28

STATEMENT OF OPERATIONS

For the six months ended December 31, 2019

Net investment income:
Interest income	$337,948

Expenses:
Investment advisory fee	31,182
Transfer agent fee	9,355
Registration expense	8,923
Professional fees	5,344
Custodian expense	4,723
Pricing fees	2,329
Trustees fees	717
Other expenses	1,618

Total expenses	64,191
Fees waived by Adviser (Note 2)	(20,226)
Custodian expense reduction	(291)

Net expenses	43,674

Net investment income	294,274

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1)
Net change in unrealized appreciation/depreciation	(93,457)

Net realized and unrealized loss on investments	(93,458)

Net increase in net assets resulting from operations	$200,816

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2019 and the year ended June 30, 2019	UNAUDITED

	Six Months Ended 12/31/2019	Year Ended 06/30/2019
Operations:
Net investment income	$294,274	$571,063
Net realized loss on investments	(1)	(1,251)
Net change in unrealized appreciation/depreciation	(93,457)	195,916

Net increase in net assets resulting from operations	200,816	765,728
Total distributions	(336,358)	(571,063)
Net fund share transactions (Note 4)	295,820	1,086,952

Total increase	160,278	1,281,617
Net assets:
Beginning of year	12,238,783	10,957,166

End of period	$12,399,061	$12,238,783

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2019		For the years ended June 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.39		$10.24	$10.48	$10.98	$10.53	$10.57

Income from investment operations:
Net investment income	0.23		0.51	0.51	0.47	0.50	0.52
Net gains/(losses) on securities	(0.14)		0.15	(0.24)	(0.43)	0.45	(0.04)

Total from investment operations	0.09		0.66	0.27	0.04	0.95	0.48
Less distributions:
Distributions from net investment income	(0.23)		(0.51)	(0.51)	(0.47)	(0.50)	(0.52)
Distributions from capital gains	0.00		0.00	0.00	(0.07)	0.00	0.00

Total distributions	(0.23)		(0.51)	(0.51)	(0.54)	(0.50)	(0.52)

Net asset value, end of period	$10.28		$10.39	$10.24	$10.48	$10.98	$10.53

Total return	1.65%	(b)	6.64%	2.66%	0.78%	9.29%	4.49%
Net assets, end of period (in thousands)	$12,399		$12,239	$10,957	$11,037	$12,180	$11,303
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.62%	0.86%	0.83%
Ratio of gross expenses to average net assets	1.04%	(c)	1.00%	0.92%	0.74%	0.86%	0.83%
Ratio of net investment income to average net assets	5.42%	(c)	4.99%	4.95%	4.79%	4.71%	4.80%
Portfolio turnover	0.83%	(b)	3.58%	4.31%	11.04%	10.55%	8.45%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of the Trust permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees (the “Board”). These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation Committee. The Board has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”).

Pursuant to the Valuation Procedures, the Valuation Committee, consisting of all of the Trustees, has the day-to-day responsibility for implementing the Valuation Procedure including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets. The Valuation Committee convenes as needed and reviews the valuation of all assets which have been fair valued for reasonableness. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1.	Organization and Significant Accounting Policies, continued

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2019, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums on certain callable securities held at a premium are amortized to the earliest call date.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the six months ended December 31, 2019. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2019, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1.	Organization and Significant Accounting Policies, continued

are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2019 have been evaluated by the Funds’ adviser for potential impact to this report through the date the financial statements were issued. The Funds’ adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2019, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$14,851
Kentucky Tax-Free Short-to-Medium Series	20,078
Mississippi Tax-Free Income Series	15,673
North Carolina Tax-Free Income Series	520
North Carolina Tax-Free Short-to-Medium Series	18,326
Tennessee Tax-Free Income Series	2,633
Tennessee Tax-Free Short-to-Medium Series	16,161
Intermediate Government Bond Series	32
Taxable Municipal Bond Series	20,226

In addition, each Fund has entered into a Shareholder Service Agreement with the Adviser, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15% of 1% on the first $20,000,000 of average net assets and 0.12% of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2019, each member of the Board of Trustees received a fee of $28,000 per year plus $2,000 for each Audit Committee meeting attended. In addition, all Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statement of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2019, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$845,879	$550,116
Kentucky Tax-Free Income Series	27,688,844	33,967,079
Kentucky Tax-Free Short-to-Medium Series	1,388,764	5,652,733
Mississippi Tax-Free Income Series	255,376	778,988
North Carolina Tax-Free Income Series	16,073,260	6,005,263
North Carolina Tax-Free Short-to-Medium Series	1,446,159	4,494,759
Tennessee Tax-Free Income Series	2,976,434	6,243,560
Tennessee Tax-Free Short-to-Medium Series	308,495	704,814
Intermediate Government Bond Series	1,041,840	500,000
Taxable Municipal Bond Series	412,460	100,000

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

4.	Capital Shares

As of December 31, 2019 and June 30, 2019, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	98,528	$1,233,667	198,144	$2,392,626
Shares reinvested	11,883	149,070	26,432	321,298
Shares redeemed	(95,344)	(1,197,186)	(211,547)	(2,549,323)
Net increase	15,067	$185,551	13,029	$164,601

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,909,078	$38,800,959	9,626,237	$73,522,264
Shares reinvested	930,534	7,341,918	2,147,924	16,452,862
Shares redeemed	(5,324,982)	(42,071,381)	(13,513,478)	(102,515,632)
Net increase/(decrease)	514,630	$4,071,496	(1,739,317)	$(12,540,506)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	751,606	$4,039,309	1,250,168	$6,540,916
Shares reinvested	47,393	255,155	119,398	626,810
Shares redeemed	(1,642,264)	(8,841,679)	(3,037,015)	(15,891,437)
Net decrease	(843,265)	$(4,547,215)	(1,667,449)	$(8,723,711)

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	17,914	$219,400	42,708	$508,317
Shares reinvested	4,449	54,509	9,135	109,491
Shares redeemed	(62,842)	(769,348)	(98,379)	(1,173,590)
Net decrease	(40,479)	$(495,439)	(46,536)	$(555,782)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,386,644	$16,325,044	2,306,009	$26,223,159
Shares reinvested	88,200	1,038,136	179,406	2,052,481
Shares redeemed	(684,772)	(8,055,084)	(1,541,976)	(17,431,321)
Net increase	790,072	$9,308,096	943,439	$10,844,319

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	184,591	$2,053,700	371,253	$3,968,085
Shares reinvested	10,215	113,309	22,220	239,095
Shares redeemed	(487,120)	(5,399,570)	(716,299)	(7,661,469)
Net decrease	(292,314)	$(3,232,561)	(322,826)	$(3,454,289)

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	250,573	$2,901,895	700,809	$7,887,110
Shares reinvested	68,415	792,625	153,456	1,734,873
Shares redeemed	(634,784)	(7,354,705)	(1,420,050)	(15,922,234)
Net decrease	(315,796)	$(3,660,185)	(565,785)	$(6,300,251)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	23,472	$256,592	28,273	$300,410
Shares reinvested	3,963	43,102	9,019	95,560
Shares redeemed	(70,150)	(762,878)	(318,609)	(3,361,462)
Net decrease	(42,715)	$(463,184)	(281,317)	$(2,965,492)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	68,397	$694,133	71,594	$708,045
Shares reinvested	14,713	149,114	30,032	297,623
Shares redeemed	(61,324)	(621,158)	(129,280)	(1,277,711)
Net increase/(decrease)	21,786	$222,089	(27,654)	$(272,043)

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2019		Year Ended June 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	44,068	$457,888	204,809	$2,075,065
Shares reinvested	21,722	226,091	38,811	394,767
Shares redeemed	(37,215)	(388,159)	(136,412)	(1,382,880)
Net increase	28,575	$295,820	107,208	$1,086,952

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

5.	Concentration of Credit Risk, continued

issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2019, the Funds’ capital loss carry-forwards available to offset future capital gains, as follows:

	Short-term	Long-term	Total
Alabama Tax Free Income Series	$35,043	$54,607	$89,650
Kentucky Tax-Free Income Series	205,343		205,343
Kentucky Tax-Free Short-to-Medium Series	210,547	50,591	261,138
North Carolina Tax-Free Income Series	1,232,968	521,260	1,754,228
North Carolina Tax-Free Short-to-Medium Series	19,255	130,283	149,538
Tennessee Tax-Free Income Series	278,197	150,069	428,266
Tennessee Tax-Free Short-to-Medium Series	—	271,377	271,377
Intermediate Government Bond Series	120,261	32,456	152,717
Taxable Municipal Bond Series	36,663		36,663

During the year ended June 30, 2019, the Intermediate Government Bond Series utilized capital loss carry-forwards of $291.

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences due to the sales of market discount bonds or the timing of the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended June 30, 2019, the Funds did not have any reclassifications of net assets.

The tax character of distributions paid for the six month ended December 31, 2019 and the year ended June 30, 2019 were as follows:

	Six months ended December 31, 2019			Year ended June 30, 2019
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$345,535	$—	$—	$707,873	$—	$—
Kentucky Tax-Free Income Series	13,132,237	—	—	27,074,827	—	1,608,795
Kentucky Tax-Free Short-to-Medium Series	454,909	—	—	1,071,104	—	—
Mississippi Tax-Free Income Series	144,543	—	14,209	306,967	—	271
North Carolina Tax-Free Income Series	1,775,035	—	—	3,413,609	—	—
North Carolina Tax-Free Short-to-Medium Series	150,689	—	—	322,451	—	—
Tennessee Tax-Free Income Series	1,268,900	—	—	2,711,761	—	—
Tennessee Tax-Free Short-to-Medium Series	57,990	—	—	129,383	—	—
Intermediate Government Bond Series	—	182,608	—	—	372,107	—
Taxable Municipal Bond Series	—	336,358	—	—	571,063	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

6.	Federal Income Taxes, continued

At June 30, 2019, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$93,648	$—	$1,218,264
Kentucky Tax-Free Income	—	2,871,651	—	46,815,558
Kentucky Tax-Free Short-to-Medium	—	34,927	—	1,543,120
Mississippi Tax-Free Income	—	48,520	—	603,036
North Carolina Tax-Free Income	—	335,629	—	6,472,245
North Carolina Tax-Free Short-to-Medium	—	5,281	—	655,642
Tennessee Tax-Free Income	—	230,934	—	4,684,155
Tennessee Tax-Free Short-to-Medium	—	2,812	—	235,202
Intermediate Government Bond	5,649	—	—	628,145
Taxable Municipal Bond Series	15,961	—	—	1,067,459

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/(Losses)
Alabama Tax-Free Income	$(89,650)	$(93,648)	$1,128,614
Kentucky Tax-Free Income	(205,343)	(2,871,651)	46,610,215
Kentucky Tax-Free Short-to-Medium	(261,138)	(34,927)	1,281,982
Mississippi Tax-Free Income	705	(48,520)	603,741
North Carolina Tax-Free Income	(1,754,228)	(335,629)	4,718,017
North Carolina Tax-Free Short-to-Medium	(149,538)	(5,281)	506,104
Tennessee Tax-Free Income	(428,266)	(230,934)	4,255,889
Tennessee Tax-Free Short-to-Medium	(271,377)	(2,812)	(36,175)
Intermediate Government Bond	(152,717)	(5,649)	475,428
Taxable Municipal Bond Series	(36,663)	(15,961)	1,030,796

7. Contingencies	and Commitments

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences due to the sales of market discount bonds or the timing of the recognition of certain components of realized capital gains for federal income tax purposes.

The Funds may record reclassifications in their capital accounts resulted due to permanent differences between accumulated earnings and aggregate paid in capital. Any such reclassifications will have no effect on net assets. For the six months ended December 31, 2019, the Funds did not have any reclassifications of net assets.

8. Line	of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2020, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

8.	Line of Credit Agreement and Custodian Agreement, continued

At December 31, 2019, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2019, the average interest rate on borrowings was 5.14% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$27
Kentucky Tax Free Income Series	2,027
Kentucky Tax-Free Short-to-Medium Series	7,815
Mississippi Tax-Free Income Series	929
North Carolina Tax-Free Income Series	11,478
North Carolina Tax-Free Short-to-Medium Series	3,250
Tennessee Tax-Free Income Series	34,049
Tennessee Short-to-Medium Tax-Free Series	3,005
Intermediate Government Bond Series	-0-
Taxable Municipal Bond Series	-0-

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the six months ended December 31, 2019, these credits reduced each Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent and Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 Age: 57	Trustee Chair of Nominating Committee	Indefinite Term/ Since October 2007	President, H&S Parent, Inc. (2017 – present; holding company for massage and facial spas); President, Blue Horse Entries, LLC (2014 – present; online business support services for equestrian events); President, CJN Advisors, LLC (2013 – present; business consulting)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 Age: 67	Trustee Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (self-employed marketing consultant; 1987-present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 Age: 61	Chairman, Trustee Chair of Audit Committee	Indefinite Term/ October 2011	Vice President for Finance and Business, Transylvania University (2009-present)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 Age: 41	Trustee	Indefinite Term Since October 2019	General Counsel Mt. Brilliant Farm and Boone Creek LLC (2017 – present); Sr. Director or Philanthropy UK Health Care (2016 – 2017); Executive Director, Fayette Alliance (2006 – 2016)	10	N/A
Interested Trustees and Officers of the Trust
William A. Combs, Jr. 125 South Mill Street Lexington, KY 40507 Age: 79	Trustee	Indefinite Term/ October 1988	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio (until 2016)	10	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 57	President Trustee	Annual Term/President, May 2018 to present; Executive Vice President, October 2005 to May 2018 First term as Trustee; Indefinite Term	President, Dupree & Company, Inc. (2005 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 58	Vice President, Secretary, Treasurer	Annual Term/ Vice President, October 1999 to present; Secretary and Treasurer, October 1999 to present	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 Age: 43	Vice President	Annual Term/ May 2018 to present	Attorney/Registered Representative Dupree & Company, Inc. (2017 to present); Gess Mattingly & Atchison, P.S.C. (law firm) (2003 – 2017)	N/A	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Trustee and officer information, continued

	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Vincent Harrison 125 South Mill Street Lexington, KY 40507 Age: 48	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 to present	Vice President of Dupree & Company, Inc. (2015 – present)	N/A	N/A
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Age: 56	Compliance Officer	Annual Term/ August 2017 to present	Vice President, Director of Fund Compliance Ultimus Fund Solutions, LLC (January 2016 – present); Senior Vice President and Compliance Group Manager, Hunnington Asset Services, Inc. (2013 – 2015)	N/A	N/A

William A. Combs, Jr. is considered an affiliated person of the Adviser, the Trust’s investment advisers, and an “interested person” of the Trust because his son is a Vice President of the Adviser Allen E. Grimes, III is considered an “interested person” of the Trust because he is the President and Chief Compliance Officer of the Adviser.

As of December 31, 2019, Mr. Grimes and certain members of his immediate family, either directly or as beneficiaries of a trust, held beneficial interests in the Adviser. As of that same date, no other Trustee or member of their immediate families had any beneficial interest in the Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent year ended June 30, 2019, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Trustee and officer information, continued

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Renewal of Advisory Agreements

In connection with a meeting held on October 22, 2019, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Funds. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board reviewed the Adviser’s experience and the capabilities of its personnel. The Board discussed the Adviser’s compliance program and its business continuity and disaster recovery plans. After considering the personnel involved in servicing each of the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund for the last 10 years, or since inception in the case of the Taxable Municipal Bond Series, comparing the performance to various indices, peer groups and Morningstar categories. The Board discussed the Adviser’s methodology to select the peer groups. The Board noted the Adviser’s explanation that performance of the short-to-medium Funds tended to underperform the indexes and peer groups due to differences in credit quality and duration. The Board reviewed performance for each of the Funds over the 1-Year, 5-Year and 10-Year and Since Inception (if applicable) periods, relative to applicable benchmarks and peer groups. The Board concluded that Fund performance was satisfactory.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to the Adviser and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed to the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fee for the other Funds were equal to or higher than the peer group and Morningstar category averages, but were within the range of fees charged by the peer groups and Morningstar category. The Board noted the Adviser’s explanation that the slightly higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising the peer group and Morningstar categories. The Board turned its attention to total operating expenses and observed that the average expense ratios for all Funds, after voluntary fee waivers and reimbursements, were lower than the average expense ratios of the peer groups and Morningstar categories. The Board observed that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period. The Board reviewed the advisory fee breakpoints currently in place for all Funds. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited income statement and balance sheet for the six-months ended June 30, 2019, a statement of income and expenses for the six-months ending June 30, 2019 and a quarterly statement of income as of June 30, 2019. The Board reviewed the net profit margins realized on each Fund. The Board noted the Adviser’s explanation regarding the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board considered the methodology used by the Adviser in determining profitability.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Renewal of Advisory Agreements, continued

The Board discussed the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Board noted the Adviser’s explanation that the transfer agency fees earned by the Adviser reflected its service to the Funds’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board discussed the level and quality of services provided to shareholders by the Adviser. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that renewal of the Investment Advisory Agreement would be in the best interests of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2019	Beginning Account Value July 1, 2019*	Ending Account Value December 31, 2019**	Expenses Paid During the Six Months Ended December 31, 2019
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$1,011.24	$3.57
Hypothetical	.71	1,000.00	1,025.21	3.61
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,010.08	2.83
Hypothetical	.56	1,000.00	1,025.21	2.86
Kentucky Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,006.20	3.57
Hypothetical	.71	1,000.00	1,025.21	3.61
Mississippi Tax-Free Income Series
Actual	.71	1,000.00	1,008.02	3.57
Hypothetical	.71	1,000.00	1,025.21	3.61
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,008.97	3.54
Hypothetical	.70	1,000.00	1,025.21	3.57
North Carolina Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,006.65	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,008.87	3.57
Hypothetical	.71	1,000.00	1,025.21	3.61
Tennessee Tax-Free Short-to-Medium Series
Actual	.71	1,000.00	1,005.95	3.58
Hypothetical	.71	1,000.00	1,025.21	3.61

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2019

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2019	Beginning Account Value July 1, 2019*	Ending Account Value December 31, 2019**	Expenses Paid During the Six Months Ended December 31, 2019
Intermediate Government Bond Series
Actual	.69%	$1,000.00	$1,004.99	$3.46
Hypothetical	.69	1,000.00	1,025.21	3.50
Taxable Municipal Bond Series
Actual	.70	1,000.00	1,008.32	3.56
Hypothetical	.70	1,000.00	1,025.21	3.59

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a)	Included as part of Item 1.
(b)	Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1)	Not applicable.
(2)	Certifications
(3)	Not applicable.
(4)	Not applicable.
(b)	Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: February 27, 2020

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: February 27, 2020